BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock High Yield Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2017 to the Prospectus of each Fund, dated May 1, 2017, as supplemented to date

Effective immediately, the following changes are made to each Fund’s Prospectus:

The section of each Fund’s Prospectus entitled “For More Information — Funds and Service Providers — Accounting Services Provider” is deleted in its entirety and replaced with the following:

ACCOUNTING SERVICES PROVIDER

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

The section of each Fund’s Prospectus entitled “For More Information — Funds and Service Providers — Custodians” is deleted in its entirety and replaced with the following:

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Brown Brothers Harriman & Co.1

40 Water Street

Boston, Massachusetts 02109

[1]	For BlackRock Global Allocation Portfolio.

Shareholders should retain this Supplement for future reference.

PRO-19057-0817SUP